Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Weighted Average Dilutive Common Shares

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2017	2016
Options	3,018,700	2,160,950
Warrants	3,592,831	2,486,286
Convertible notes	276,943	90,297
Total potentially dilutive shares	6,888,474	4,737,533

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2016	2015
Options	2,168,950	1,330,450
Warrants	2,953,651	1,066,930
Convertible notes	211,162	148,708
Total potentially dilutive shares	5,333,763	2,546,088